Non-controlling interest	12 Months Ended
Dec. 31, 2019
Disclosure Of Non Controlling Interest [Abstract]
Non-controlling interest
14	Non-controlling interest

Set out below is the summarized financial information of our subsidiary Corona which has a material non-controlling interest (note 2(b)). The information below is before intercompany eliminations and after fair value adjustments on acquisition of the entity.

Summarized balance sheet
	December 31,	December 31,
	2019	2018
	$	$
Current
Assets	90,438	78,207
Liabilities	(27,863)	(36,622)
Total current net assets	62,575	41,585

Non-current
Assets	171,884	162,733
Liabilities	(39,915)	(37,519)
Total non-current net assets	131,969	125,214
Net assets	194,544	166,799

Summarized income statement
	For the year ended December 31,
	2019	2018
	$	$

Revenue	155,983	168,657
Income before income tax	41,796	62,735
Income tax expense	(14,338)	(24,047)
Total income	27,458	38,688
Total income attributable to non-controlling interests	4,986	7,026
Dividends paid to non-controlling interests	—	(2,883)

Summarized cash flows
	For the year ended December 31,
	2019	2018
	$	$

Cash flows from operating activities
Cash generated from operating activities	63,887	83,178
Net changes in non cash working capital items	(2,895)	875
Decomissioning liabilities settled	(915)	(1,293)
Income taxes paid	(21,885)	(29,529)
Net income	38,192	53,231
Net cash used in investing activities	(25,882)	(25,243)
Net cash from/(used in) financing activities	4,775	(29,963)
Effect of foreign exchange rate changes on cash and cash equivalents	21	(35)
Increase (decrease) in cash and cash equivalents	17,106	(2,010)
Cash and cash equivalents, beginning of period	17,898	19,908
Cash and cash equivalents, end of period	35,004	17,898